Cover	Feb. 14, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 16, 2022, QualTek filed a Current Report on Form 8-K under Items 1.01, 2.01, 2.03, 3.02, 3.03, 4.01, 5.01, 5.02, 5.03, 5.05, 5.06, 5.07, 7.01, 8.01 and 9.01 of the Current Report on Form 8-K to report the consummation of the Business Combination and related matters (together, the “Original Report”). This Current Report on Form 8-K/A is being filed to further amend the Original Report to provide (i) the audited consolidated balance sheets of QualTek HoldCo as of December 31, 2021 and 2020 and the related consolidated statements of operations and comprehensive loss, consolidated statements of changes in equity (deficit) and consolidated statements of cash flows for the years ended December 31, 2021 and 2020, together with the accompanying notes thereto, (ii) the unaudited pro forma condensed combined financial information of QualTek HoldCo, giving effect to the transactions contemplated by the Merger Agreement, as of December 31, 2021 and for the year ended December 31, 2021 and (iii) management’s discussion and analysis of financial condition and results of operations of QualTek HoldCo as of and for the year ended December 31, 2021.
Document Period End Date	Feb. 14, 2022
Entity File Number	001-40147
Entity Registrant Name	QualTek Services Inc.
Entity Central Index Key	0001839412
Entity Tax Identification Number	83-3584928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	475 Sentry Parkway E
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Blue Bell
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19422
City Area Code	484
Local Phone Number	804-4585
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	QTEK
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	QTEKW
Security Exchange Name	NASDAQ